Parent Company Only Condensed Financial Information - B/S (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 123,939	¥ 862,839		¥ 3,133,847	¥ 7,505,954
Amounts due from related parties	7,295	50,783		88,066
Prepayments and other current assets	226,846	1,579,258		1,514,257
Total current assets	707,864	4,928,008		12,169,632
Non-current assets:
Total non-current assets	1,386,713	9,654,021		6,672,920
Total assets	2,094,577	14,582,029		18,842,552
Current liabilities:
Short-term borrowings	127,211	885,620		1,870,000
Amounts due to related parties	44,490	309,729		219,583
Accruals and other liabilities	605,682	4,216,641		3,383,681
Total current liabilities	1,364,425	9,498,858		8,593,386
Long-term borrowings	1,027,722	7,154,798		1,168,012
Deferred revenue		295,915		193,524
Total non-current liabilities	1,422,762	9,904,983		2,098,824
Total liabilities	2,787,187	19,403,841		10,692,210
MEZZANINE EQUITY
Mezzanine equity					19,657,786	¥ 4,861,574
Total mezzanine equity	209,111	1,455,787		1,329,197
SHAREHOLDERS' EQUITY/(DEFICIT)
Treasury shares				(9,186)
Additional paid in capital	5,778,370	40,227,856		41,918,936
Accumulated other comprehensive loss	(29,166)	(203,048)		(34,708)
Accumulated deficit	(6,654,360)	(46,326,321)		(35,039,810)
Total shareholders' (deficit)/equity	(901,721)	(6,277,599)		6,821,145	(11,591,780)	(3,916,360)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	2,094,577	14,582,029		18,842,552
Parent
Current assets:
Cash and cash equivalents	1,670	11,629	$ 2,468	17,179	23,270	79,691
Amounts due from related parties	3,260	22,698		20,701
Prepayments and other current assets	0	0		54,847
Total current assets	4,930	34,327		92,727
Non-current assets:
Investments in subsidiaries and VIEs	414,352	2,884,635		8,891,882
Total non-current assets	414,352	2,884,635		8,891,882
Total assets	419,282	2,918,962		8,984,609
Current liabilities:
Short-term borrowings	100,207	697,620		0
Amounts due to related parties	367,076	2,555,511		2,046,971
Accruals and other liabilities	14,475	100,772		913
Total current liabilities	481,758	3,353,903		2,047,884
Long-term borrowings	830,961	5,784,984		0
Deferred revenue	11,457	79,761		99,684
Total non-current liabilities	842,418	5,864,745		99,684
Total liabilities	1,324,176	9,218,648		2,147,568
SHAREHOLDERS' EQUITY/(DEFICIT)
Treasury shares	0	0		(9,186)
Additional paid in capital	5,778,370	40,227,856		41,918,936
Accumulated other comprehensive loss	(29,166)	(203,048)		(34,708)
Accumulated deficit	(6,654,360)	(46,326,321)		(35,039,810)
Total shareholders' (deficit)/equity	(904,894)	(6,299,686)		6,837,041
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	419,282	2,918,962		8,984,609
Series A-1 & A-2
MEZZANINE EQUITY
Mezzanine equity					5,011,731	2,539,993
Series A-3
MEZZANINE EQUITY
Mezzanine equity					427,129	306,678
Series B
MEZZANINE EQUITY
Mezzanine equity					2,294,980	¥ 2,014,903
Series C
MEZZANINE EQUITY
Mezzanine equity					4,454,596
Series D
MEZZANINE EQUITY
Mezzanine equity					¥ 7,469,350
Class A Ordinary Shares
SHAREHOLDERS' EQUITY/(DEFICIT)
Ordinary shares	194	1,347		1,329
Class A Ordinary Shares | Parent
SHAREHOLDERS' EQUITY/(DEFICIT)
Ordinary shares	194	1,347		1,329
Class B Ordinary Shares
SHAREHOLDERS' EQUITY/(DEFICIT)
Ordinary shares	32	226		226
Class B Ordinary Shares | Parent
SHAREHOLDERS' EQUITY/(DEFICIT)
Ordinary shares	32	226		226
Class C Ordinary Shares
SHAREHOLDERS' EQUITY/(DEFICIT)
Ordinary shares	36	254		254
Class C Ordinary Shares | Parent
SHAREHOLDERS' EQUITY/(DEFICIT)
Ordinary shares	$ 36	¥ 254		¥ 254